Weighted-Average Assumptions Used to Determine Benefit Obligations, Japanese Plans (Detail) (Japanese plans)	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.60%
Rate of compensation increase	2.30%	2.20%